Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Nov. 30, 2010 Trees	Mar. 31, 2002	Dec. 31, 2013	Dec. 31, 2012	Nov. 25, 2010
Commitments and contingencies (Textual)
Term of lease		23 years
Lease expiration date		Mar. 19, 2025
Rent expense related to the A'cheng Lease			$ 3,858	$ 3,784
Percentage of HDS's publicly-published wholesale prices					90.00%
Number of yew seedlings purchase annually by Xinlin	10,000
Sales under seedling agreement			$ 1,281,928	$ 381,022